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                                                    Registration No. 333-103202
                                                     Registration No. 811-04335
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ]

           Pre-Effective Amendment No.                                [ ]

           Post-Effective Amendment No. 18                            [X]

                                   AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

           Amendment No. 95                                           [X]


                       (Check appropriate box or boxes)

                               -----------------

                              SEPARATE ACCOUNT FP
                                      of
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                               -----------------

                 Please send copies of all communications to:
                          CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                           901 New York Avenue, N.W.
                            Washington, D.C. 20001

                               -----------------

   Approximate Date of Proposed Public Offering: As soon as practical after the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485.

[X]  On April 30, 2012 pursuant to paragraph (b) of Rule 485.

[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[_]  On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered

     Units of interest in Separate Account FP.

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                                     NOTE

Pursuant to Rule 485(b) (1) (iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 18 is to delay the effective date of Post-Effective Amendment No. 16, which was filed on January 23, 2012, and was subsequently delayed by way of Post-Effective Amendment No. 17. The PEA does not amend or delete the currently effective Survivorship Incentive Life Prospectus, Statement of Additional Information or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

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                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 13th day of April, 2012.

                                        SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                        LIFE INSURANCE COMPANY (REGISTRANT)


                                        By:  AXA EQUITABLE LIFE
                                             INSURANCE COMPANY
                                                        (DEPOSITOR)


                                        By:  /s/ Dodie Kent
                                             -----------------------------------
                                             (Dodie Kent)
                                             Vice President and
                                             Associate General Counsel

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                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 13th day of April, 2012.

                                        AXA EQUITABLE LIFE INSURANCE COMPANY
                                        (DEPOSITOR)


                                        By:  /s/ Dodie Kent
                                             -----------------------------------
                                             (Dodie Kent)
                                             Vice President and
                                             Associate General Counsel

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Mark Pearson                          Chairman of the Board, Chief
                                       Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

 *Bertrand Poupart-Lafarge              Executive Vice President, Chief
                                        Investment Officer, Treasurer and
                                        interim Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

 *Andrea Nitzan                         Executive Vice President (acting
                                        principal accounting officer)

*DIRECTORS:

Henri de Castries         Danny L. Hale               Mark Pearson
Ramon de Oliveira         Anthony J. Hamilton         Lorie A. Slutsky
Denis Duverne             Peter S. Kraus              Ezra Suleiman
Charlynn Goins            Andrew J. McMahon           Richard C. Vaughan


*By:  /s/ Dodie Kent
      --------------------------
      (Dodie Kent)
      Attorney-in-Fact
      April 13, 2012